Significant Accounting Policies (Tables) - Pegasus Digital Mobility Acquisition Corp	12 Months Ended
Dec. 31, 2023
Schedule of reconciliation of earnings per share presented in the statements of operations

For the Year Ended
December 31, 2023
Net loss	$(2,606,912)
Accretion of temporary equity to redemption value	(8,965,306)
Net loss including accretion of temporary equity to redemption value	$(11,572,218)

For the Year
December 31, 2022
Net income	$11,838,568
Accretion of temporary equity to redemption value	(3,333,240)
Net income including accretion of temporary equity to redemption value	$8,505,328

Schedule of reconciliation of basic and diluted net loss per share

	For the Year Ended
	December 31, 2023
	Class A	Class B
Basic and diluted net income per share:
Numerator:
Allocation of net loss including accretion of temporary equity	$(7,628,836)	$(3,943,382)
Allocation of accretion of temporary equity to redemption value	8,965,306	—
Allocation of net income (loss)	$1,336,470	$(3,943,382)

Denominator:
Weighted-average shares outstanding	10,882,086	5,625,000
Basic and diluted net income (loss) per share	$0.12	$(0.70)

	For the Year Ended
	December 31, 2022
	Class A	Class B
Basic and diluted net loss per share:
Numerator:
Allocation of net income including accretion of temporary equity	$6,804,262	$1,701,066
Allocation of accretion of temporary equity to redemption value	3,333,240	—
Allocation of net income	$10,137,502	$1,701,066

Denominator:
Weighted-average shares outstanding	22,500,000	5,625,000
Basic and diluted net income per share	$0.45	$0.30